UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-05296
Exact name of registrant as specified in charter:	The High Yield Income Fund, Inc.
Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102
Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102
Registrant’s telephone number, including area code:	973-367-7521
Date of fiscal year end:	8/31/2009
Date of reporting period:	5/31/2009

Item 1.	Schedule of Investments

The High Yield Income Fund, Inc.

Schedule of Investments

as of May 31, 2009 (Unaudited)

	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)	Value
LONG-TERM INVESTMENTS 115.2%
BANK LOANS(e) 11.3%
Cable 3.6%
CSC Holdings, Bank Loan(g)	Baa3	1.344%	2/24/12	$1,740	$1,660,208

Chemicals 1.5%
ISP Chemco, Inc., Bank Loan(g)	Ba3	2.125	6/04/14	796	718,344

Electric 1.4%
Texas Competitive Electric Holdings Co. LLC(g)
Bank Loan, Term B1(g)	B1	3.881	10/10/14	223	152,019
Bank Loan, Term B3(g)	B1	3.881	10/10/14	741	506,201

					658,220

Gaming 1.7%
Harrahs Operating Co., Inc., Bank Loan(g)	Caa1	4.088	1/28/15	496	381,042
Isle of Capri Casinos, Inc.,(g)
Bank Loan, Delay A	B1	2.97	10/25/10	96	80,981
Bank Loan, Delay B	B1	2.069	10/25/10	109	92,080
Bank Loan, Initial	B1	2.97	10/24/11	272	230,200

					784,303

Health Care & Pharmaceutical 2.0%
HCA, Inc., Bank Loan(g)	Ba3	3.22	11/17/12	687	614,627
Royalty Pharma Financial Trust, Bank Loan	Baa3	7.75	5/15/15	400	339,000

					953,627

Technology 1.1%
Sensata Technologies, Bank Loan(g)	B3	2.812	4/27/13	740	520,806

Total bank loans (cost $5,494,769)					5,295,508

CORPORATE BONDS 103.9%

Aerospace/Defense 3.7%
BE Aerospace, Inc., Sr. Unsec’d Notes	Ba3	8.50	7/01/18	300	283,500
Esterline Technologies Corp.,
Gtd. Notes	Ba2	6.625	3/01/17	175	159,688
Gtd. Notes	B1	7.75	6/15/13	300	290,250
L-3 Communications Corp.,
Gtd. Notes	Ba3	7.625	6/15/12	350	349,562
Gtd. Notes, Ser. B	Ba3	6.375	10/15/15	200	182,000
Moog, Inc.,

Sr. Sub. Notes	Ba3	6.25	1/15/15	130		120,250
Sr. Sub. Notes, 144A	Ba3	7.25	6/15/18	200		188,000
TransDigm, Inc., Gtd. Notes	B3	7.75	7/15/14	150		144,750

						1,718,000

Airlines 0.2%
AMR Corp., M.T.N., Sr. Unsec’d. Notes, Ser. B	CCC+(d)	10.40	3/10/11	100		55,000
Continental Airlines, Inc., Pass-Thru Certs.,
Ser. 1998-1, Class B
(Sinkable, expected maturity 3/15/17)	Ba2	6.748	3/15/17	40		28,975

						83,975

Automotive 2.8%
Ford Motor Credit Co.,
Sr. Unsec’d. Notes	Caa1	7.25	10/25/11	490		422,855
Sr. Unsec’d. Notes	Caa1	7.875	6/15/10	290		276,031
Sr. Unsec’d. Notes	Caa1	9.875	8/10/11	100		91,291
Goodyear Tire & Rubber Co. (The),
Sr. Unsec’d. Notes	B1	10.50	5/15/16	175		174,125
Lear Corp., Gtd. Notes, Ser. B	Caa2	8.75	12/01/16	125		32,500
Lear Corp., Ser. B, Gtd. Notes	Caa2	5.75	8/01/14	60		20,850
TRW Automotive, Inc., Gtd. Notes, 144A	Caa2	7.25	3/15/17	450		315,000

						1,332,652

Building Materials & Construction 2.1%
Beazer Homes USA, Inc., Gtd. Notes	Caa2	8.625	5/15/11	110		70,675
Centex Corp.,
Sr. Unsec’d. Notes	Ba3	4.55	11/01/10	100		97,500
Sr. Unsec’d. Notes	Ba3	5.80	9/15/09	150		150,000
D.R. Horton, Inc.,
Gtd. Notes	Ba3	7.875	8/15/11	100		99,500
Gtd. Notes	Ba3	6.50	4/15/16	100		85,500
KB Home, Gtd. Notes	Ba3	6.375	8/15/11	375		360,000
Owens Corning, Inc., Gtd. Notes	Ba1	6.50	12/01/16	125		108,758

						971,933

Cable 3.8%
Charter Communications Holdings I LLC,
Gtd. Notes	D(d)	10.00	5/15/14	99	(a)	866
Gtd. Notes, 144A	C	10.25	10/01/13	300	(a)	277,500
Gtd. Notes	D(d)	11.125	1/15/14	198	(a)	1,733
CSC Holdings, Inc., Sr. Unsec’d. Notes	Ba3	7.875	2/15/18	50		47,125
DirectTV Holdings LLC, Gtd. Notes	Ba3	8.375	3/15/13	175		176,313
Echostar DBS Corp.,
Gtd. Notes	Ba3	7.00	10/01/13	75		70,875
Gtd. Notes	Ba3	7.125	2/01/16	255		234,600
Mediacom Broadband LLC, Sr. Unsec’d. Notes	B3	8.50	10/15/15	125		113,750
UPC Holding B.V. (Netherlands),
Sr. Unsec’d. Notes, 144A	B2	9.875	4/15/18	200	(c)	193,000
Videotron Ltee, (Canada),
Gtd. Notes	Ba2	6.375	12/15/15	100	(c)	90,500
Gtd. Notes	Ba2	6.875	1/15/14	108	(c)	102,060
Gtd. Notes	Ba2	9.125	4/15/18	200	(c)	207,000

Virgin Media Finance PLC (United Kingdom),
Gtd. Notes	B2	9.125	8/15/16	300	(c)	289,499

						1,804,821

Capital Goods 13.2%
Actuant Corp., Gtd. Notes	Ba2	6.875	6/15/17	125		111,875
ALH Finance LLC, Gtd. Notes	Caa1	8.50	1/15/13	250		221,250
Allied Waste North America, Inc.,
Sr. Unsec’d. Notes	Baa3	6.375	4/15/11	250		255,000
Sr. Unsec’d. Notes	Baa3	7.25	3/15/15	95		95,000
Ashtead Capital, Inc., Sec’d. Notes, 144A	B2	9.00	8/15/16	475		351,500
Ashtead Holdings PLC (United Kingdom),
Sec’d. Notes, 144A	B2	8.625	8/01/15	150	(c)	112,500
Baldor Electric Co., Gtd. Notes	B3	8.625	2/15/17	180		163,800
Blount, Inc., Gtd. Notes	B2	8.875	8/01/12	360		358,200
Columbus McKinnon Corp., Gtd. Notes	B1	8.875	11/01/13	450		445,500
ERAC USA Finance Co., 144A
Bonds,
(original cost $61,000; purchased 5/06/09-5/08/09)	Baa2	5.90	11/15/15	75	(e)(f)	64,314
Notes,
(original cost $118,500; purchased 5/01/09)	Baa2	6.20	11/01/16	150	(e)(f)	126,656
Hertz Corp., Gtd. Notes	B1	8.875	1/01/14	465		423,150
Interline Brands, Inc., Gtd. Notes	B3	8.125	6/15/14	200		191,000
JohnsonDiversey Holdings, Inc.,
Discount Notes	Caa1	10.67	5/15/13	310		243,350
Gtd. Notes, Ser. B	B2	9.625	5/15/12	75		73,125
Mobile Mini, Inc., Gtd. Notes	B2	6.875	5/01/15	135		110,363
RBS Global, Inc. & Rexnord Corp., Gtd. Notes	Caa2	9.50	8/01/14	270		225,450
Rental Service Corp., Gtd. Notes	Caa1	9.50	12/01/14	370		288,600
SPX Corp., Sr. Unsec’d. Notes	Ba2	7.625	12/15/14	675		654,749
Stena AB (Sweden),
Sr. Unsec’d. Notes	Ba2	7.00	12/01/16	229	(c)	160,873
Sr. Unsec’d. Notes	Ba2	7.50	11/01/13	275	(c)	214,500
Terex Corp.,
Gtd. Notes	Ba3	7.375	1/15/14	100		91,750
Sr. Sub. Notes	Caa1	8.00	11/15/17	400		324,000
Ucar Finance, Inc., Gtd. Notes	Ba3	10.25	2/15/12	52		48,490
United Rentals North America, Inc., Gtd. Notes	B2	6.50	2/15/12	250		233,750
Valmont Industries, Inc., Gtd. Notes	Ba2	6.875	5/01/14	650		619,125

						6,207,870

Chemicals 2.1%
Ashland, Inc., Sr. Unsec’d. Notes, 144A	Ba3	9.125	6/01/17	125		126,875
Huntsman LLC, Sr. Sec’d. Notes	Ba1	11.625	10/15/10	136		138,040
Koppers, Inc., Sr. Sec’d. Notes	Ba3	9.875	10/15/13	305		296,231
Momentive Performance Materials, Inc,
Gtd. Notes	Caa2	9.75	12/01/14	200		76,000
Mosaic Co. (The), Sr. Unsec’d. Notes, 144A	Baa3	7.625	12/01/16	125		124,375
Nalco Co., Gtd. Notes	Ba2	7.75	11/15/11	245		247,450

						1,008,971

Consumer 2.9%
Corrections Corp. of America, Gtd. Notes	Ba2	7.75	6/01/17	125		122,500
Jarden Corp., Gtd. Notes	B2	8.00	5/01/16	125		120,938

Mac-Gray Corp., Gtd. Notes	B3	7.625	8/15/15	150		141,000
Realogy Corp.,
Gtd. Notes	Ca	10.50	4/15/14	600		220,500
Gtd. Notes, PIK	Ca	11.00	4/15/14	253		59,424
Service Corp. International, Sr. Unsec’d. Notes	B1	7.375	10/01/14	350		336,875
Stewart Enterprises, Inc., Gtd. Notes	Ba3	6.25	2/15/13	300		271,500
Ticketmaster, Gtd. Notes, 144A	Ba3	10.75	7/28/16	125		100,000

						1,372,737

Electric 8.2%
AES Corp.,
Sr. Unsec’d. Notes	B1	7.75	3/01/14	150		142,875
Sr. Unsec’d. Notes	B1	8.00	10/15/17	500		465,000
AES Eastern Energy LP, Pass-Through Cert.,
Ser. 1999-A	Ba1	9.00	1/02/17	180		167,831
Aquila, Inc., Sr. Unsec’d. Notes	Baa3	7.95	2/01/11	225		230,622
Dynegy Roseton/Danskammer,
Pass-Through Trust, Ser. B	B2	7.67	11/08/16	300		253,500
Energy Future Holdings Corp., Gtd. Notes, PIK	Caa1	11.25	11/01/17	106		55,385
Mirant Corp., 144A	NR	7.40	7/15/49	75	(e)	75
Mirant Mid Atlantic LLC, Pass-Through Cert.,
Ser. A,	Ba1	8.625	6/30/12	42		41,153
Ser. B,	Ba1	9.125	6/30/17	335		323,707
NRG Energy, Inc.,
Gtd. Notes	B1	7.25	2/01/14	400		383,000
Gtd. Notes	B1	7.375	2/01/16	280		263,550
Orion Power Holdings, Inc., Sr. Unsec’d. Notes	Ba3	12.00	5/01/10	695		717,587
PSEG Energy Holdings, Inc., Sr. Unsec’d. Notes	Ba3	8.50	6/15/11	275		276,385
Sithe Independence Funding Corp.,
Ser. A, Sr. Sec’d. Notes	Ba2	9.00	12/30/13	169		165,596
Tenaska Alabama Partners LP, Sr. Sec’d Notes,
144A (original cost $124,576; purchased 5/02/08 - 7/01/08)	Ba2	7.00	6/30/21	131	(e)(f)	106,416
Texas Competitive Electric Holdings Co. LLC,
Gtd. Notes	Caa1	10.50	11/01/16	211		84,500
Ser. B, Gtd. Notes	Caa1	10.25	11/01/15	325		192,563

						3,869,745

Energy - Other 6.3%
Compagnie Generale de Geophysique-Veritas
(France), Gtd. Notes	Ba3	7.50	5/15/15	110	(c)	100,650
Denbury Resources, Inc., Gtd. Notes	B1	9.75	3/01/16	200		204,000
McMoRan Exploration Co., Gtd. Notes	Caa1	11.875	11/15/14	275		213,125
Newfield Exploration Co., Sr. Sub. Notes	Ba3	6.625	4/15/16	350		316,750
OPTI Canada, Inc., (Canada),
Sr. Sec’d. Notes	B3	7.875	12/15/14	200	(c)	135,000
Sr. Sec’d. Notes	B3	8.25	12/15/14	75	(c)	51,750
PetroHawk Energy Corp.,
Gtd. Notes	B3	7.875	6/01/15	200		185,500
Gtd. Notes	B3	9.125	7/15/13	150		147,375
Petroplus Finance Ltd. (Bermuda),
Gtd. Notes, 144A	B1	6.75	5/01/14	175	(c)	146,125
Gtd. Notes, 144A	B1	7.00	5/01/17	225	(c)	183,375
Pioneer Natural Resource Co.,
Gtd. Notes	Ba1	5.875	7/15/16	50		43,500

Sr. Unsec’d. Notes	Ba1	6.65		3/15/17	415		363,980
Sr. Unsec’d. Notes	Ba1	6.875		5/01/18	125		109,170
Plains Exploration & Production Co.,
Gtd. Notes	B1	7.00		3/15/17	185		160,950
Gtd. Notes	B1	7.625		6/01/18	25		22,063
Gtd. Notes	B1	7.75		6/15/15	100		93,250
Range Resources Corp., Gtd. Notes	Ba3	7.50		10/01/17	175		166,250
Sandridge Energy, Inc., Gtd. Notes, 144A	B3	8.00		6/01/18	250		211,250
Swift Energy Co., Gtd. Notes	B3	7.125		6/01/17	130		81,250

							2,935,313

Foods 3.8%
Albertson’s, Inc.,
Debentures, Sr. Unsec’d. Notes	Ba3	8.70		5/01/30	70		64,400
Sr. Unsec’d. Notes	Ba3	7.50		2/15/11	25		25,125
Sr. Unsec’d. Notes	Ba3	8.35		5/01/10	175		178,938
Aramark Corp.,
Gtd. Notes	B3	4.528	(g)	2/01/15	200		161,000
Gtd. Notes	B3	8.50		2/01/15	80		76,300
Carrols Corp., Gtd. Notes	B3	9.00		1/15/13	175		164,063
Del Monte Corp., Gtd. Notes	B1	8.625		12/15/12	100		100,500
Ingles Markets, Inc., Sr. Unsec’d. Notes, 144A	B1	8.875		5/15/17	200		197,249
Stater Brothers Holdings, Gtd. Notes	B2	7.75		4/15/15	225		215,437
SUPERVALU, Inc.,
Sr. Unsec’d. Notes	Ba3	7.50		5/15/12	125		125,000
Sr. Unsec’d. Notes	Ba3	8.00		5/01/16	175		171,500
Tyson Foods, Inc.,
Gtd. Notes	Ba3	7.85		4/01/16	150		141,196
Sr. Unsec’d. Notes, 144A	Ba3	10.50		3/01/14	175		185,500

							1,806,208

Gaming 5.0%
Ameristar Casinos, Inc.,
Sr. Unsec’d. Notes, 144A	B2	9.25		6/01/14	150		151,500
CCM Merger, Inc., Notes, 144A (original cost $536,438; purchased 7/14/05 - 2/22/08)	Caa3	8.00		8/01/13	550	(f)	379,500
Harrahs Operating Co., Inc., 144A
Sr. Sec’d. Notes	CC(d)	10.00		12/15/18	163		108,803
Sr. Sec’d. Notes	CC(d)	10.00		12/15/18	680		453,899
Mandalay Resort Group, Gtd. Notes	Ca	9.375		2/15/10	100		95,250
MGM Mirage, Inc.,
Gtd. Notes	Caa2	6.625		7/15/15	500		323,125
Gtd. Notes	Caa2	6.875		4/01/16	225		144,281
Sr. Sec’d. Notes, 144A	B1	10.375		5/15/14	40		41,200
Sr. Sec’d. Notes, 144A	B1	11.125		11/15/17	150		157,125
Sr. Sec’d. Notes, 144A	B1	13.00		11/15/13	100		109,250
Mohegan Tribal Gaming Authority,
Sr. Sub. Notes	Caa2	8.00		4/01/12	175		131,688
Pinnacle Entertainment Callable, Inc., Gtd. Notes	B3	7.50		6/15/15	125		104,375
Shingle Springs Tribal Gaming Authority, Sr.
Notes, 144A (original cost $150,844; purchased 6/22/07 - 6/26/07)	Caa1	9.375		6/15/15	150	(e)(f)	87,000
Station Casinos, Inc.,
Sr. Unsec’d. Notes	Ca	6.00		4/01/12	100		36,000
Sr. Sub. Notes	C	6.50		2/01/14	275		8,250

Sr. Sub. Notes	C	6.625	3/15/18	75		2,250
Sr. Sub. Notes	C	6.875	3/01/16	65		1,950

						2,335,446

Healthcare & Pharmaceutical 13.3%
Accellent, Inc., Gtd. Notes	Caa3	10.50	12/01/13	550		434,500
Apria Healthcare Group, Inc.,
Sr. Sec’d. Notes, 144A	Ba2	11.25	11/01/14	250		243,125
Biomet, Inc.,
Gtd. Notes, PIK	B3	10.375	10/15/17	350		332,500
Gtd. Notes	Caa1	11.625	10/15/17	480		472,800
Bio-Rad Laboratories, Inc.,
Sr. Sub. Notes, 144A	Ba3	8.00	9/15/16	175		175,438
Boston Scientific Corp., Sr. Unsec’d. Notes	Ba1	6.25	11/15/15	250		227,500
Catalent Pharma Solutions, Inc., Gtd. Notes	Caa1	9.50	4/15/15	325		125,125
Columbia/HCA Healthcare Corp.,
Sr. Unsec’d. Notes, M.T.N.	Caa1	8.70	2/10/10	500		499,702
Columbia/HCA, Inc., Debentures,
Sr. Unsec’d. Notes	Caa1	7.50	11/15/95	100		51,634
Community Health Systems, Inc., Gtd. Notes	B3	8.875	7/15/15	250		247,188
HCA, Inc., Sr. Unsec’d. Notes	Caa1	5.75	3/15/14	200		155,000
Inverness Medical Innovations, Inc.,
Sr. Sub. Notes	B3	9.00	5/15/16	200		192,000
Omega Healthcare Investors, Inc.,
Gtd. Notes	Ba3	7.00	4/01/14	150		138,000
Gtd. Notes	Ba3	7.00	1/15/16	245		220,500
Omnicare, Inc., Gtd. Notes	B1	6.125	6/01/13	200		181,500
Psychiatric Solutions, Inc., Gtd. Notes	B3	7.75	7/15/15	175		157,500
Psychiatric Solutions, Inc., Sr. Sub. Notes, 144A	B3	7.75	7/15/15	75		66,750
Res-Care, Inc., Gtd. Notes	B1	7.75	10/15/13	325		291,688
Select Medical Corp., Gtd. Notes	B3	7.625	2/01/15	120		94,800
Senior Housing Properties Trust, Sr. Unsec’d. Notes	Ba1	8.625	1/15/12	618		602,549
Skilled Healthcare Group, Inc., Gtd. Notes	Caa1	11.00	1/15/14	128		132,000
Sun Healthcare Group, Inc., Gtd. Notes	B3	9.125	4/15/15	425		419,156
Surgical Care Affiliates, Inc., Sr. Sub. Notes, 144A (original cost $191,750; purchased 6/21/07-1/4/08)	Caa1	10.00	7/15/17	200	(e)(f)	160,000
Vanguard Health Holdings Co. II LLC, Gtd. Notes	Caa1	9.00	10/01/14	300		294,000
Viant Holdings, Inc., Gtd. Notes, 144A (original cost $463,163; purchased 6/28/07)	Caa1	10.125	7/15/17	455	(e)(f)	343,525

						6,258,480

Healthcare Insurance 0.5%
Coventry Health Care, Inc., Sr. Unsec’d. Notes	Ba1	6.125	1/15/15	175		145,713
Coventry Health Care, Inc., Sr. Unsec’d. Notes	Ba1	5.95	3/15/17	125		95,003

						240,716

Lodging 1.4%
Felcor Lodging LP, Gtd. Notes	B2	9.00	6/01/11	95		81,225
Host Marriott LP, Gtd. Notes	Ba1	7.125	11/01/13	400		372,000
Starwood Hotels & Resorts Worldwide, Inc.,

Sr. Unsec’d. Notes	Ba1	7.875		10/15/14	200		187,500

							640,725

Media & Entertainment 3.2%
AMC Entertainment, Inc.,
Gtd. Notes	Caa1	11.00		2/01/16	50		50,250
Sr. Sub. Notes	Caa1	8.00		3/01/14	100		90,000
Cinemark, Inc., Sr. Disc. Notes	B3	9.75		3/15/14	90		91,350
Clear Channel Communications, Inc.,
Debentures, Sr. Unsec’d. Notes	Ca	6.875		6/15/18	25		3,688
Sr. Unsec’d. Notes	Ca	5.50		9/15/14	150		23,250
Sr. Unsec’d. Notes	Ca	5.75		1/15/13	250		45,000
CMP Susquehanna Corp., Gtd. Notes	Ca	9.875		5/15/14	50		1,000
Dex Media West LLC,
Sr. Unsec’d. Notes	Ca	8.00		11/15/13	165	(a)	26,400
Sr. Sub. Notes, Ser. B	Ca	9.875		8/15/13	415	(a)	89,225
Intelsat Subsidiary Holding Co. Ltd. (Bermuda),
Gtd. Notes, 144A	B3	8.875		1/15/15	225	(c)	221,624
LIN Television Corp., Gtd. Notes	B3	6.50		5/15/13	85		58,863
Medianews Group, Inc., Sr. Sub. Notes	NR	6.875		10/01/13	125		938
Morris Publishing Group LLC, Gtd. Notes	C	7.00		8/01/13	65		2,438
Rainbow National Services LLC,
Gtd. Notes, 144A	B1	10.375		9/01/14	20		20,625
RH Donnelley Corp.,
Sr. Unsec’d. Notes	C	8.875		10/15/17	150	(a)	10,500
Sun Media Corp. (Canada), Gtd. Notes	Ba2	7.625		2/15/13	400	(c)	257,999
Universal City Florida Holdings Co., Sr. Notes	Caa2	5.778	(g)	5/01/10	250		178,750
Univision Communications, Inc.,
Gtd. Notes, PIK, 144A	Caa2	9.75		3/15/15	350		108,500
WMG Acquisition Corp.,
Sr. Sec’d. Notes, 144A	Ba2	9.50		6/15/16	200		199,750

							1,480,150

Metal 3.5%
Aleris International, Inc., Gtd. Notes, PIK	NR	9.00		12/15/14	150	(a)	563
Century Aluminum Co., Gtd. Notes	Ca	7.50		8/15/14	80		53,800
FMG Finance Pty Ltd. (Australia), 144A
Sr. Sec’d. Notes	B1	10.00		9/01/13	25	(c)	22,250
Sr. Sec’d. Notes	B1	10.625		9/01/16	130	(c)	115,375
Foundation Coal Co., Gtd. Notes	Ba3	7.25		8/01/14	75		73,500
Freeport-McMoRan Copper & Gold, Inc.,
Sr. Unsec’d. Notes	Ba2	4.995	(g)	4/01/15	100		90,000
Sr. Unsec’d. Notes	Ba2	8.375		4/01/17	200		198,499
Gerdau AmeriSteel Corp. (Canada), Gtd. Notes	Ba1	10.375		7/15/11	100	(c)	102,500
Ispat Inland ULC (Canada), Gtd. Notes	Baa3	9.75		4/01/14	465	(c)	461,412
Metals USA, Inc., Sr. Sec’d. Notes	Caa1	11.125		12/01/15	187		140,718
Teck Resources Ltd. (Canada), 144A
Sr. Sec’d. Notes	Ba3	9.75		5/15/14	150	(c)	149,250
Sr. Sec’d. Notes	Ba3	10.25		5/15/16	125	(c)	126,563
Sr. Sec’d. Notes	Ba3	10.75		5/15/19	125	(c)	128,594

							1,663,024

Non Captive Finance 1.6%
CIT Group, Inc., Sr. Unsec’d. Notes	Ba2	5.40		3/07/13	150		104,037

GMAC LLC, 144A
Gtd. Notes,	CCC(d)	6.625		5/15/12	75		64,875
Gtd. Notes	CCC(d)	6.875		8/28/12	150		129,750
Lender Process Services, Inc., Gtd. Notes	Ba2	8.125		7/01/16	475		467,875

							766,537

Packaging 4.1%
Berry Plastics Holding Corp.,
Sec’d. Notes	Caa1	5.195	(g)	9/15/14	225		147,375
Sec’d. Notes	Caa1	8.875		9/15/14	175		139,125
BWAY Corp., Sr. Sub. Notes, 144A	B3	10.00		4/15/14	125		124,844
Crown Americas LLC, Gtd. Notes	B1	7.625		11/15/13	170		165,750
Exopack Holding Corp., Gtd. Notes	B3	11.25		2/01/14	225		180,281
Graham Packaging Co., Inc.,
Gtd. Notes	Caa1	8.50		10/15/12	100		96,000
Gtd. Notes	Caa1	9.875		10/15/14	75		66,750
Greif, Inc., Gtd. Notes	Ba2	6.75		2/01/17	415		384,913
Owens Brockway Glass Container, Inc.,
Gtd. Notes	Ba3	8.25		5/15/13	450		450,000
Silgan Holdings, Inc., Sr. Sub. Notes	B1	6.75		11/15/13	175		170,625

							1,925,663

Paper 2.9%
Cascades, Inc. (Canada), Gtd. Notes	Ba3	7.25		2/15/13	135	(c)	116,438
Cellu Tissue Holdings, Inc., Sec’d. Notes, 144A	B2	11.50		6/01/14	165		161,288
Domtar Corp.,
Gtd. Notes	Ba3	5.375		12/01/13	175		144,375
Gtd. Notes	Ba3	7.875		10/15/11	100		98,000
Georgia-Pacific Corp., Gtd. Notes, 144A (original cost $275,000; purchased 12/13/06)	Ba3	7.125		1/15/17	275	(f)	258,499
Georgia-Pacific LLC, Gtd. Notes, 144A (original cost $168,271, purchased 4/20/09)	Ba3	8.25		5/01/16	175	(f)	172,375
Graphic Packaging International Corp.,
Gtd. Notes	B3	8.50		8/15/11	185		183,150
Norampac, Inc. (Canada), Gtd. Notes	Ba3	6.75		6/01/13	60	(c)	50,250
Verso Paper Holdings LLC, Gtd. Notes, Ser. B	Caa1	11.375		8/01/16	410		168,100

							1,352,475

Pipelines & Other 2.8%
AmeriGas Partners LP, Sr. Unsec’d. Notes	Ba3	7.125		5/20/16	75		69,469
EL Paso Corp.,
Sr. Unsec’d. Notes	Ba3	8.25		2/15/16	175		173,688
Notes, M.T.N.	Ba3	8.05		10/15/30	110		89,302
Targa Resources, Inc., Gtd. Notes	B3	8.50		11/01/13	400		286,000
Williams Cos., Inc. (The), Sr. Unsec’d. Notes	Baa3	8.125		3/15/12	350		357,931
Williams Partners LP, Sr. Unsec’d. Notes	Ba2	7.25		2/01/17	375		337,500

							1,313,890

Retailers 1.2%
Macys Retail Holdings, Inc., Gtd. Notes	Ba2	5.875		1/15/13	50		45,110
Neiman-Marcus Group, Inc., Gtd. Notes	Caa3	10.375		10/15/15	205		108,650
Pantry, Inc. (The), Gtd. Notes	Caa1	7.75		2/15/14	50		44,250
Rite Aid Corp., Sr. Sec’d. Notes	Caa2	7.50		3/01/17	200		157,000
Susser Holdings LLC, Gtd. Notes	B3	10.625		12/15/13	204		205,020

							560,030

Technology 8.5%
Affiliated Computer Services, Inc.,
Sr. Unsec’d. Notes	Ba2	4.70	6/01/10	800		778,000
Anixter International, Inc., Gtd. Notes	Ba2	10.00	3/15/14	250		247,500
Avago Technologies Finance Wireless
(Singapore), Gtd. Notes	B1	10.125	12/01/13	455	(c)	437,369
Avago Technologies Finance Wireless
(Singapore), Gtd. Notes	B3	11.875	12/01/15	125	(c)	113,750
Computer Associated International, Inc.,
Sr. Unsec’d. Notes	Ba1	6.125	12/01/14	150		143,250
First Data Corp., Gtd. Notes	Caa1	9.875	9/24/15	525		357,000
Freescale Semiconductor, Inc., Gtd. Notes, PIK	Caa2	9.125	12/15/14	380		104,500
Iron Mountain, Inc.,
Gtd. Notes	B2	7.75	1/15/15	250		241,250
Gtd. Notes	B2	8.00	6/15/20	50		46,250
Gtd. Notes	B2	8.625	4/01/13	175		175,000
Nortel Networks Ltd. (Canada), Gtd. Notes	NR	10.125	7/15/13	100	(a)(c)	31,000
Seagate Technology HDD Holdings
(Cayman Islands), Gtd. Notes	Ba3	6.375	10/01/11	104	(c)	97,240
Seagate Technology International,
(Cayman Islands), Sr. Sec’d. Notes, 144A	Ba1	10.00	5/01/14	175	(c)	176,750
Serena Software, Inc., Gtd. Notes	Caa1	10.375	3/15/16	225		162,000
STATS ChipPAC Ltd. (Singapore),
Gtd. Notes	Ba1	6.75	11/15/11	100	(c)	93,000
Gtd. Notes	Ba1	7.50	7/19/10	150	(c)	145,500
Sungard Data Systems, Inc.,
Gtd. Notes	Caa1	10.25	8/15/15	490		444,675
Gtd. Notes, 144A	Caa1	10.625	5/15/15	200		193,500

						3,987,534

Telecommunications 6.8%
American Tower Corp., Sr. Unsec’d. Notes	Ba1	7.125	10/15/12	250		251,875
Centennial Communications Corp., Gtd. Notes	B2	10.125	6/15/13	175		180,250
Cincinnati Bell, Inc., Gtd. Notes	B2	8.375	1/15/14	100		94,625
Citizens Communications Co.,
Sr. Unsec’d. Notes	Ba2	9.00	8/15/31	150		126,563
Crown Castle GS III Corp.,
Sr. Sec’d. Notes, 144A	Ba1	7.75	5/01/17	50		49,250
Fairpoint Communications, Inc.,
Sr. Unsec’d.Notes	Caa3	13.125	4/01/18	350		119,875
Frontier Communications Corp.,
Sr. Unsec’d. Notes	Ba2	8.25	5/01/14	300		293,250
Hawaiian Telcom Communications, Inc.,
Gtd. Notes, Ser. B	NR	12.50	5/01/15	225	(a)(e)	281
Level 3 Financing, Inc., Gtd. Notes	Caa1	12.25	3/15/13	425		388,874
Qwest Corp.,
Sr. Notes	Ba1	7.875	9/01/11	150		149,438
Sr. Unsec’d. Notes	Ba1	7.50	10/01/14	275		262,625
Sr. Unsec’d. Notes, 144A	Ba1	8.375	5/01/16	175		171,938
Sprint Capital Corp.,
Gtd. Notes	Ba2	7.625	1/30/11	50		49,375
Gtd. Notes	Ba2	8.375	3/15/12	25		24,625
Gtd. Notes	Ba2	8.75	3/15/32	250		197,500
Time Warner Telecom Holdings, Inc.,
Gtd. Notes	B2	9.25	2/15/14	325		325,813
Windstream Corp., Gtd. Notes	Ba3	8.625	8/01/16	500		491,249

						3,177,406

Total corporate bonds (cost $54,055,207)						48,814,301

					Shares

COMMON STOCKS
Electric
Mirant Corp.(e) (cost $1,623)					92	1,436

					Units

WARRANTS(b)(e)(j)
Sirius XM Radio, Inc., 144A Expiring 3/15/10					150	0
Viasystems Group, Inc., Expiring 1/10/31					10,871	1

Total warrants (cost $219,817)						1

Total long-term investments (cost $59,771,416)						54,111,246

					Principal Amount (000)

SHORT-TERM INVESTMENT 4.0%
U.S. GOVERNMENT AGENCY SECURITIES

Federal Home Loan Bank, Discount Notes (cost $1,889,000)	NR	.07	%(h)	6/01/09	$1,889	1,888,996

Total Investments(i) 119.2% (cost $61,660,416)(k)						56,000,242
Liabilities in excess of other assets (19.2%)						(9,030,871)

Net Assets 100.0%						$46,969,371

†	The ratings reflected are as of May 31, 2009. Ratings of certain bonds may have changed subsequent to that date.

The following abbreviations are used in the portfolio descriptions:

M.T.N.—Medium Term Note

NR—Not rated by Moody’s or Standard & Poor’s

PIK— Payment in Kind

144A-Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institution buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

(a)	Represents issuer in default on interest payment; non-income producing security.
(b)	Non-income producing security.
(c)	US$ denominated foreign securities.
(d)	Standard & Poor’s Rating.
(e)	Indicates a security that has been deemed illiquid.
(f)	Indicates a restricted security; the aggregate original cost of such securities is $2,089,542. The aggregate value of $1,698,285 is approximately 3.6% of net assets.
(g)	Indicates a variable rate security. The interest rate shown reflects the rate in effect at May 31, 2009.
(h)	Represents zero coupon or step bond. Rate shown reflects the effective yield at May 31, 2009.
(i)	As of May 31, 2009, two securities representing $76 and 0.0% of net assets value were fair valued in accordance with policies adopted by the Board of Directors.
(j)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of May 31, 2009.
(k)	The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of May 31, 2009 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Depreciation
$62,019,925	$1,499,469	$(7,519,152)	$(6,019,683)

The difference between the book basis and tax basis is primarily attributable to deferred losses on wash sales and differences in the treatment of premium and market discount amortization for book and tax purposes.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 -	quoted prices in active markets for identical securities

Level 2 -	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 -	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of May 31, 2009 in valuing the Fund’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$1,436	$—
Level 2 - Other Significant Observable Inputs	55,998,730	—
Level 3 - Significant Unobservable Inputs	76	—

Total	$56,000,242	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities
Balance as of 8/31/08	$76
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	—
Transfers in and/or out of Level 3	—

Balance as of 5/31/09	$76

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities for which market quotations are readily available—including securities listed on national securities exchanges and those traded over-the-counter—are valued at the last quoted sales price on the valuation date on which the security is traded. If such securities were not traded on the valuation date, but market quotations are readily available, they are valued at the most recently quoted bid price provided by an independent pricing service or by a principal market maker. Securities for which market quotations are not readily available or for which the pricing agent or market maker does not provide a valuation or methodology, or provides a valuation or methodology that, in the judgment of the adviser, does not represent fair value, are valued by a Valuation Committee appointed by the Board of Directors, in consultation with the adviser. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Short-term debt securities, which mature in sixty days or less, are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities, which mature in more than sixty days, are valued at current market quotations.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The High Yield Income Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date July 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date July 22, 2009

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date July 22, 2009

*	Print the name and title of each signing officer under his or her signature.